Supplement to
Fidelity's Broadly Diversified International Equity Funds
December 29, 2003
Prospectus

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Shareholder Meeting. On September 15, 2004, a meeting of the shareholders of Fidelity® International Growth & Income Fund was held to vote on various fund proposals. This meeting was adjourned until October 13, 2004 for the fund proposals for Global Balanced, Diversified International, Aggressive International, Overseas, and Worldwide and all trust-wide proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

Fidelity International Growth & Income Fund has been renamed Fidelity International Discovery Fund. All references to International Growth & Income throughout this prospectus should be replaced with International Discovery.

The following information replaces similar information found in the "Investment Summary" section on page 3.

Investment Objective

International Discovery Fund seeks long-term growth of capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in non-U.S. securities.
  Normally investing primarily in common stocks.
  Potentially investing in debt securities, including lower-quality debt securities.
  Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

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  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

The following information replaces similar information found in the "Performance" section on page 5.

The following information illustrates the changes in each fund's performance from year to year and compares each fund's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Global Balanced also compares its performance to the performance of a combination of market indexes over various periods of time. Global Balanced also compares its performance to the performance of an additional index over various periods of time. Prior to October 1, 2004, International Discovery operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies. Prior to February 11, 2000, Aggressive International operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies. Returns (before and after taxes) are based on past results and are not an indication of future performance.

The following information replaces similar information found in the "Investment Details" section on page 11.

Investment Objective

International Discovery seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in non-U.S. securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following information replaces similar information found under the heading "Fundamental Investment Policies" on page 13.

International Discovery seeks long-term growth of capital.

The following information replaces the management fee information for International Discovery found in the "Fund Management" section beginning on page 18.

For International Discovery, the fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well International Discovery has performed relative to the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index.

For the period prior to October 1, 2004, International Discovery did not have a performance adjustment. During a transition period from October 1, 2004 to September 1, 2005, there will be no performance adjustment for International Discovery and the fund's management fee will equal the basic fee rate. Beginning September 1, 2005, the fund's performance adjustment will take effect and the fund will compare its performance to the MSCI EAFE Index. The performance period will consist of the current month plus the previous eleven months. Thereafter, a new month will be added until the performance period equals 36 months. Subsequently, the performance period will consist of the current month plus the previous 35 months.

The performance adjustment rate is calculated monthly by comparing over the performance period International Discovery's performance to that of the MSCI EAFE Index.

For International Discovery, the performance period will begin on October 1, 2004 and will eventually include 36 months. The performance adjustment will not take effect until September 1, 2005.

SUPPLEMENT TO THE

FIDELITY'S BROADLY DIVERSIFIED INTERNATIONAL EQUITY FUNDS
FIDELITY® GLOBAL BALANCED FUND, FIDELITY INTERNATIONAL GROWTH & INCOME FUND, FIDELITY DIVERSIFIED INTERNATIONAL FUND, FIDELITY AGGRESSIVE INTERNATIONAL FUND, FIDELITY OVERSEAS FUND, and FIDELITY WORLDWIDE FUND

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2003

Fidelity® International Growth & Income Fund has been renamed Fidelity International Discovery Fund. All references to International Growth & Income throughout this SAI should be replaced with International Discovery.

The following information replaces the fundamental investment limitation concerning lending for International Discovery found in the "Investment Policies and Limitations" section on page 3.

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following information replaces the non-fundamental investment limitation concerning lending for International Discovery found in the "Investment Policies and Limitations" section on page 4.

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

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Mrs. Davis served on the Board of Trustees through December 31, 2003. The following information has been removed from the "Trustees and Officers" section on page 24.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

During the period from March 1, 2003 through December 31, 2003, Dr. Heilmeier served as a Member of the Advisory Board. Effective January 1, 2004, Dr. Heilmeier has been appointed a Member of the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 23.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Effective July 1, 2004, Mr. Dirks serves as a Member of the Advisory Board. Effective January 1, 2005, Mr. Dirks will serve as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 23.

Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Investment Trust. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Effective January 1, 2004, Ms. Small serves as a Member of the Advisory Board. Effective January 1, 2005, Ms. Small will serve as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 23.

Cornelia M. Small (60)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Investment Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 23.

Ian R. Hart (36)

Year of Election or Appointment: 2001

Vice President of Global Balanced. Mr. Hart also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Hart worked as an equity analyst and manager. Mr. Hart also serves as Vice President of FMR (2002) and FMR Co., Inc. (2002).

The following information has been removed from the "Trustees and Officers" section on page 27.

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Global Balanced, International Growth & Income, Diversified International, Aggressive International, Overseas, and Worldwide. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 23.

Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Global Balanced, International Discovery, Diversified International, Aggressive International, Overseas, and Worldwide. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 23.

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Global Balanced, International Discovery, Diversified International, Aggressive International, Overseas, and Worldwide. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 23.

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Global Balanced, International Discovery, Diversified International, Aggressive International, Overseas, and Worldwide. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 23.

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of Global Balanced, International Discovery, Diversified International, Aggressive International, Overseas, and Worldwide. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 23.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Global Balanced, International Discovery, Diversified International, Aggressive International, Overseas, and Worldwide. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).